Fair Value Measurements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Warrant liability as of January 1, 2015	$ 0
Additions to Warrant Liability	1,925
Change in Fair Value of Warrants	(478)
Warrant liability as of December 31, 2015	$ 1,447